Condensed Consolidated Interim Statements of Changes in Equity - EUR (€) € in Thousands	Total	Issued Capital [member]	Share Premium [member]	Foreign Currency Translation Reserve [member]	Share-based Payment Reserve [member]	Accumulated Deficit [member]
Equity at Dec. 31, 2017	€ 187,211	€ 4,967	€ 422,675	€ (14)	€ 22,793	€ (263,210)
Statement [LineItems]
Loss for the period	(98,119)					(98,119)
Other comprehensive income / (loss), net of tax	(16)			(16)
Total comprehensive income / (loss)	(98,135)			(16)		(98,119)
Share-based payment (Note 6)	12,787				12,787
Capital increase	215,460	678	214,782
Cost of capital increase	(13,118)		(13,118)
Equity at Sep. 30, 2018	304,205	5,645	624,339	(30)	35,580	(361,329)
Equity at Dec. 31, 2018	280,050	5,659	625,250	3	42,445	(393,307)
Statement [LineItems]
Loss for the period	(137,654)					(137,654)
Other comprehensive income / (loss), net of tax	2			2
Total comprehensive income / (loss)	(137,652)			2		(137,654)
Share-based payment (Note 6)	26,205				26,205
Capital increase	524,023	751	523,272
Cost of capital increase	(31,701)		(31,701)
Equity at Sep. 30, 2019	€ 660,925	€ 6,410	€ 1,116,821	€ 5	€ 68,650	€ (530,961)